Expense Example - Class K - BlackRock Advantage Large Cap Value Fund - Class K Shares	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	171
Expense Example, with Redemption, 5 Years	316
Expense Example, with Redemption, 10 Years	$ 739